Note 9 - Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Land	$ 2,510	$ 2,510
Buildings	6,066	6,066
Equipment	25,983	19,659
Furniture and fixtures	693	734
Leasehold improvements	2,999	2,335
Transportation equipment	903	784
Property leased to others	4,595	4,466
ROU assets	4,418	4,156
Property, Plant and Equipment, Gross, Ending Balance	48,167	40,710
Buildings	2,369	2,228
Equipment	17,919	16,724
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	25,846	23,959
Equipment pending for inspection	1,290	515
Total	23,611	17,266	$ 15,551
Furniture and Fixtures [Member]
Accumulated depreciation	623	668
Leasehold Improvements [Member]
Accumulated depreciation	2,106	1,936
Transportation Equipment [Member]
Accumulated depreciation	532	538
Property Leased to Others [Member]
Accumulated depreciation	693	621
ROU Assets [Member]
Accumulated depreciation	$ 1,604	$ 1,244